SPECIAL TERMINATION ARRANGEMENTS	12 Months Ended
Dec. 31, 2020
SPECIAL TERMINATION ARRANGEMENTS
SPECIAL TERMINATION ARRANGEMENTS

12.    SPECIAL TERMINATION ARRANGEMENTS

Special termination arrangements are principally termination benefits payable to employees who accepted a pre-retirement offer. These benefits are payable during the period between their effective termination date and their retirement age, when they voluntarily accept an irrevocable termination arrangement.

As of December 31, 2020 and 2019, special termination arrangements amounted to Ps. 1,146,516 and Ps. 1,289,981, respectively. The amounts charged to profit or loss regarding these benefits as of December 31, 2020 and 2019 were Ps. (140,695) and Ps. 718,688, respectively including in Other non-financial liabilities.

The evolution during each period is detailed below:

	12/31/2020	12/31/2019
Balances at the beginning	1,289,981	829,507
Charged to profit or loss	140,695	718,688
Benefits paid to participants	(284,160)	(258,214)
Balances at closing	1,146,516	1,289,981